Label	Element	Value
Class A & C Prospectus | Alger Spectra Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Spectra Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Spectra Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus, in Appendix A – Sales Charge Waivers and Discounts Available from Intermediaries beginning on page A-20 of the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.51%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the equity securities of companies of any size that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of borrowed securities.

The Fund may sell securities short, which is the sale of a security the Fund does not own. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Short Sales Risk – the market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund's exposure to the market, magnifying losses and increasing volatility.

Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover Risk – the Fund may engage in active trading, which could produce higher transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Alger Spectra Fund operated as a closed-end fund from August 23, 1978 to February 12, 1996. In the table, the calculation of total return during that time assumes dividends were reinvested at market value. Had dividends not been reinvested, performance would have been lower. Performance from February 13, 1996 through September 23, 2008 is that of the Fund's Class N Shares, adjusted to reflect applicable sales charges and operating expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares as of December 31 (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Q2 2009 22.31%	Worst Quarter: Q4 2008 -20.31%
		The year-to-date total return of the Fund's Class A Shares as of June 30, 2017 was 16.45%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.31%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2016
Class A & C Prospectus | Alger Spectra Fund | Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1974
Class A & C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,021
Annual Return 2007	rr_AnnualReturn2007	31.61%
Annual Return 2008	rr_AnnualReturn2008	(43.19%)
Annual Return 2009	rr_AnnualReturn2009	56.52%
Annual Return 2010	rr_AnnualReturn2010	16.67%
Annual Return 2011	rr_AnnualReturn2011	(0.63%)
Annual Return 2012	rr_AnnualReturn2012	18.79%
Annual Return 2013	rr_AnnualReturn2013	35.07%
Annual Return 2014	rr_AnnualReturn2014	12.28%
Annual Return 2015	rr_AnnualReturn2015	7.08%
Annual Return 2016	rr_AnnualReturn2016	(0.18%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.40%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1974
Class A & C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.13%	[1]
Class A & C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.74%	[1]
Class A & C Prospectus | Alger Spectra Fund | Alger Spectra Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividends on Short Sales and Interest Expense	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.69%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2008

[1]	The first full calendar year that Fred Alger Management, Inc. was the Fund's investment manager was 1975. Index information is not available for this period. Performance of the Fund's Class C Shares prior to September 24, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[3]	The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Spectra Fund. The management fee for assets up to $2 billion is .90%. The management fee for assets between $2 billion and $4 billion is .75%, for assets between $4 billion and $6 billion is .65%, for assets between $6 billion and $8 billion is .55%, and for assets in excess of $8 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2016 was .78%.